WARRANTS (Details)	12 Months Ended
	Dec. 31, 2022 Vote D $ / shares shares	Dec. 31, 2021 shares
Class of Warrant or Right
Warrants outstanding | shares	12,057,000	12,057,000
Number of shares issuable per warrant | shares	1
Exercise price of warrant	$ 11.50
Warrant exercise period condition one	30 days
Warrant exercise period condition two	12 months
Warrants exercisable for cash | shares	0
Number of trading days to calculate fair market value of warrants | D	5
Public Warrants expiration term	5 years
Warrant redemption condition minimum share price	$ 18.00
Share price trigger used to measure dilution of warrant	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60
Warrant exercise price adjustment multiple	115
Warrant redemption price adjustment multiple	180
Common shares, votes per share | Vote	1
Warrant exercise restriction threshold	9.8
Fractional shares issued | shares	0
Public Warrants
Class of Warrant or Right
Redemption price per public warrant (in dollars per share)	$ 0.01
Redemption period	30 days
Warrant redemption condition minimum share price	$ 18.00
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants | D	30